Related Party Transactions - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		9 Months Ended	12 Months Ended	1 Months Ended		11 Months Ended	12 Months Ended				11 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended			9 Months Ended		12 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Blackstone Management Partners L.L.C. [Member]	Dec. 31, 2012 Blackstone Management Partners L.L.C. [Member]	Dec. 31, 2012 Successor [Member]	Sep. 30, 2013 Successor [Member]	Nov. 16, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2011 Stockholders [Member]	Dec. 31, 2009 Stockholders [Member]	Nov. 16, 2012 Stockholders and employees of the Company [Member] Predecessor [Member]	Dec. 31, 2011 Stockholders and employees of the Company [Member] Predecessor [Member]	Dec. 31, 2010 Stockholders and employees of the Company [Member] Predecessor [Member]	Dec. 31, 2009 Stockholders and employees of the Company [Member] Predecessor [Member]	Dec. 31, 2011 Company, owned by stockholders and employees of the Company [Member]	Sep. 30, 2012 Technology-Based Intangible Assets [Member]	Dec. 31, 2011 Technology-Based Intangible Assets [Member]	Dec. 31, 2011 Technology-Based Intangible Assets [Member] Merger [Member]	Dec. 31, 2011 Technology-Based Intangible Assets [Member] Agreement [Member]	Sep. 30, 2013 Minimum [Member] Blackstone Management Partners L.L.C. [Member]	Sep. 30, 2013 Minimum [Member] Technology-Based Intangible Assets [Member]	Dec. 31, 2012 Minimum [Member] Technology-Based Intangible Assets [Member]	Sep. 30, 2013 Maximum [Member] Technology-Based Intangible Assets [Member]	Dec. 31, 2012 Maximum [Member] Technology-Based Intangible Assets [Member]
Related Party Transaction [Line Items]
Monthly payment related to resignation of stockholder															$ 23,000
Accrued expenses and other current liabilities					1,418,000				38,232,000	61,220,000		8,354,000		328,000								448,000
Other long-term obligations						11,515,000			2,257,000	11,562,000		19,384,000		679,000								40,000
Monthly payments to acquire intangible assets																										40,000	40,000	50,000	50,000
Amount paid under acquisition																					365,000	525,000	120,000	540,000
Contract sales											157,000	8,539,000	12,575,000							8,539,000
Cancellation allowance																				399,000
Expected repayment period			1 year		1 year
Amounts due from related parties	341,000		341,000		341,000	541,000
Revenue recognized																6,629,000	9,852,000	6,489,000	2,827,000
Expenses incurred by related party		726,000		1,324,000					31,000		1,441,000	1,344,000	1,406,000
Additional expenses incurred for other related-party transactions	217,000	283,000	560,000	583,000					57,000		720,000	2,382,000	1,285,000
Transaction fees paid							20,000,000	20,000,000
Prepaid expenses and other current assets					9,200,000
Payment of annual monitoring fee description							Company agreed to pay an annual monitoring fee equal to the greater of (i) a minimum base fee of $2.7 million, subject to adjustments if the Company engages in a business combination or disposition that is deemed significant and (ii) the amount of the monitoring fee paid in respect of the immediately preceding fiscal year, without regard to any post-fiscal year "true-up" adjustments as determined by the agreement
Annual monitoring base fee, minimum																									2,700,000
Expenses related to agreement							3,481,000
Fee paid for support services by BMP to Company			1,500,000
Senior unsecured notes issued	200,000,000		200,000,000
Debt related fees	$ 200,000